Lease (Details) - Schedule of future lease payments ¥ in Thousands	Dec. 31, 2022 CNY (¥)
RMB
2022	¥ 162,791
2023	52,450
2024	50,614
2025	43,745
2026	27,135
Thereafter	21,878
Total lease payments	358,613
Less: imputed interest	(42,524)
Total lease liabilities	¥ 316,089